Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 Successor [Member] Convertible Preferred Stock [Member]	Dec. 31, 2012 Successor [Member] Common Class A [Member]	Dec. 31, 2012 Successor [Member] Common Class B [Member]	Dec. 31, 2012 Successor [Member] Common Class C [Member]	Dec. 31, 2012 Successor [Member] Common Class D [Member]	Dec. 31, 2011 Predecessor [Member]
Preferred stock, par value	$ 0.01
Intangibles, accumulated amortization
Preferred stock, shares authorized	80,000,000
Preferred stock, shares issued	77,005,744
Preferred stock, shares outstanding	77,005,744
Common stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized		340,000,000	50,000,000	120,000,000	30,000,000	3,000
Common stock, shares issued		70,121,378	31,464,548	16,020,338
Common stock, shares outstanding		70,121,378	31,464,548	16,020,338	2,499,293	1,000